SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Income Tax Disclosure [Abstract]
Income (Loss) before income taxes	$ (948)	$ (1,102)	$ 1,087
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense (refund) at statutory rate	$ (161)	$ (187)	$ 185
Tax effect of non-taxable income	(2)	(14)	(22)
Tax effect of non-deductible items	161	144	163
Under provision in previous financial year	1	135	92
Deferred tax assets not recognized		(125)
Utilization of capital allowances	2	(40)	(125)
Others		(38)	(12)
Income tax expense (refund)	$ 1	$ (125)	$ 281